Events Occurring After the Balance Sheet Date	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After the Balance Sheet Date

Note 14 Events occurring after the balance sheet date

Subsequent to the six-months ended June 30, 2024, the Group has:

(a)
issued 314,569 ordinary shares on the vesting of performance rights to non-KMP employees.
(b)
issued 3,415,759 ordinary shares on the exercise of options.

No other matters or circumstances have arisen since June 30, 2024 that have significantly affected, or may significantly affect, the operations of the Group, the results of those operations or the state of affairs of the Group in future financial years.